Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Jan. 01, 2017
Detailed information on intangible assets
Intangible assets other than goodwill	€ 681,331,000	€ 683,058,000
Goodwill	12,209,606,000	12,103,921,000
Intangible assets
Detailed information on intangible assets
Intangible assets other than goodwill	1,670,006,000	1,563,834,000	€ 1,563,834,000	€ 1,699,919,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	44,205,000	(157,418,000)
Changes in consolidation group	(132,056,000)	(44,703,000)
Additions	196,365,000	87,408,000
Reclassifications	28,471,000	(4,251,000)
Disposals	30,813,000	17,121,000
Amortizable intangible assets
Detailed information on intangible assets
Intangible assets other than goodwill	1,483,971,000	1,386,107,000	1,386,107,000	1,497,909,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	35,897,000	(133,135,000)
Changes in consolidation group	(132,056,000)	(44,703,000)
Additions	196,365,000	87,408,000
Reclassifications	28,471,000	(4,251,000)
Disposals	30,813,000	17,121,000
Non-compete agreements
Detailed information on intangible assets
Intangible assets other than goodwill	324,910,000	310,163,000	310,163,000	342,157,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	1,563,834,000	(39,132,000)
Changes in consolidation group	6,339,000	11,046,000
Additions	720,000	0
Reclassifications	(2,000)	(1,541,000)
Disposals	4,737,000	2,367,000
Technology
Detailed information on intangible assets
Intangible assets other than goodwill	153,164,000	149,191,000	149,191,000	167,814,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	3,973,000	(11,924,000)
Changes in consolidation group	0	(1,370,000)
Additions	0	0
Reclassifications	0	0
Disposals	0	5,329,000
Licenses and distribution agreements
Detailed information on intangible assets
Intangible assets other than goodwill	235,625,000	173,713,000	173,713,000	182,855,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	3,049,000	(11,079,000)
Changes in consolidation group	0	(535,000)
Additions	61,166,000	4,119,000
Reclassifications	(3,000)	(398,000)
Disposals	2,300,000	1,249,000
Customer relationships
Detailed information on intangible assets
Intangible assets other than goodwill	23,847,000	147,096,000	147,096,000	247,428,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	2,015,000	(23,852,000)
Changes in consolidation group	(125,264,000)	(76,480,000)
Additions	0	0
Reclassifications	0	0
Disposals	0	0
Construction in progress
Detailed information on intangible assets
Intangible assets other than goodwill	148,002,000	78,757,000	78,757,000	17,904,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	2,785,000	(2,689,000)
Changes in consolidation group	0	16,600,000
Additions	107,097,000	56,718,000
Reclassifications	(23,050,000)	(9,776,000)
Disposals	17,587,000	0
Internally developed intangibles
Detailed information on intangible assets
Intangible assets other than goodwill	217,033,000	169,095,000	169,095,000	164,396,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	2,158,000	(13,244,000)
Changes in consolidation group	(9,763,000)	0
Additions	17,501,000	13,878,000
Reclassifications	38,643,000	6,668,000
Disposals	601,000	2,603,000
Other
Detailed information on intangible assets
Intangible assets other than goodwill	381,390,000	358,092,000	358,092,000	375,355,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	9,490,000	(31,215,000)
Changes in consolidation group	(3,368,000)	6,036,000
Additions	9,881,000	12,693,000
Reclassifications	12,883,000	796,000
Disposals	5,588,000	5,573,000
Non-amortizable intangible assets
Detailed information on intangible assets
Intangible assets other than goodwill	186,035,000	177,727,000	177,727,000	202,010,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	8,308,000	(24,283,000)
Changes in consolidation group	0	0
Additions	0	0
Reclassifications	0	0
Disposals	0	0
Tradename
Detailed information on intangible assets
Intangible assets other than goodwill	182,901,000	174,689,000	174,689,000	198,692,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	8,212,000	(24,003,000)
Changes in consolidation group	0	0
Additions	0	0
Reclassifications	0	0
Disposals	0	0
Management contracts
Detailed information on intangible assets
Intangible assets other than goodwill	3,134,000	3,038,000	3,038,000	3,318,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	96,000	(280,000)
Changes in consolidation group	0	0
Additions	0	0
Reclassifications	0	0
Disposals	0	0
Goodwill
Detailed information on intangible assets
Intangible assets other than goodwill	12,209,606,000		12,103,921,000	12,955,574,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	441,972,000	(1,448,071,000)
Changes in consolidation group	(336,287,000)	596,418,000
Additions	0	0
Reclassifications	0	0
Disposals	0	0
Gross Carrying Amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Foreign currency translation	681,331,000	683,058,000
Gross Carrying Amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Foreign currency translation	495,296,000	505,331,000
Gross Carrying Amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Foreign currency translation	42,614,000	47,782,000
Gross Carrying Amount | Technology
Reconciliation of intangible assets other than goodwill
Foreign currency translation	28,559,000	84,628,000
Gross Carrying Amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Foreign currency translation	104,133,000	53,894,000
Gross Carrying Amount | Customer relationships
Reconciliation of intangible assets other than goodwill
Foreign currency translation	16,602,000	96,524,000
Gross Carrying Amount | Construction in progress
Reconciliation of intangible assets other than goodwill
Foreign currency translation	148,002,000	78,757,000
Gross Carrying Amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Foreign currency translation	78,690,000	60,189,000
Gross Carrying Amount | Other
Reconciliation of intangible assets other than goodwill
Foreign currency translation	76,696,000	83,557,000
Gross Carrying Amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Foreign currency translation	186,035,000	177,727,000
Gross Carrying Amount | Tradename
Reconciliation of intangible assets other than goodwill
Foreign currency translation	182,901,000	174,689,000
Gross Carrying Amount | Management contracts
Reconciliation of intangible assets other than goodwill
Foreign currency translation	3,134,000	3,038,000
Gross Carrying Amount | Goodwill
Reconciliation of intangible assets other than goodwill
Foreign currency translation	12,209,606,000	12,103,921,000
Accumulated Amortization | Amortizable intangible assets
Detailed information on intangible assets
Intangible assets other than goodwill		880,776,000	880,776,000	896,799,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	26,567,000	(87,014,000)
Changes in consolidation group	(63,921,000)	(24,919,000)
Additions	93,424,000	112,773,000
Impairment loss	64,719,000	0
Reclassifications	15,280,000	(6,425,000)
Disposals	28,170,000	10,438,000
Accumulated Amortization | Non-compete agreements
Detailed information on intangible assets
Intangible assets other than goodwill	282,296,000	262,381,000	262,381,000	278,102,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	11,338,000	(33,657,000)
Changes in consolidation group	(1,468,000)	0
Additions	14,675,000	21,790,000
Impairment loss	0	0
Reclassifications	17,000	(1,555,000)
Disposals	4,647,000	2,299,000
Accumulated Amortization | Technology
Detailed information on intangible assets
Intangible assets other than goodwill	124,605,000	64,563,000	64,563,000	61,133,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	2,995,000	(7,742,000)
Changes in consolidation group	(356,000)	0
Additions	10,740,000	11,172,000
Impairment loss	46,663,000	0
Reclassifications	0	0
Disposals	0	0
Accumulated Amortization | Licenses and distribution agreements
Detailed information on intangible assets
Intangible assets other than goodwill	131,492,000	119,819,000	119,819,000	114,934,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	577,000	(6,502,000)
Changes in consolidation group	0	0
Additions	12,673,000	12,646,000
Impairment loss	726,000	0
Reclassifications	(3,000)	(10,000)
Disposals	2,300,000	1,249,000
Accumulated Amortization | Customer relationships
Detailed information on intangible assets
Intangible assets other than goodwill	7,245,000	50,572,000	50,572,000	59,576,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	727,000	(6,795,000)
Changes in consolidation group	(53,247,000)	(24,977,000)
Additions	9,226,000	22,768,000
Impairment loss	0	0
Reclassifications	0	0
Disposals	33,000	0
Accumulated Amortization | Construction in progress
Detailed information on intangible assets
Intangible assets other than goodwill	0	0	0	0
Reconciliation of intangible assets other than goodwill
Foreign currency translation	0	0
Changes in consolidation group	0	0
Additions	0	0
Impairment loss	16,750,000	0
Reclassifications	0	0
Disposals	16,750,000	0
Accumulated Amortization | Internally developed intangibles
Detailed information on intangible assets
Intangible assets other than goodwill	138,343,000	108,906,000	108,906,000	102,024,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	2,927,000	(8,125,000)
Changes in consolidation group	(2,475,000)	0
Additions	20,357,000	16,051,000
Impairment loss	0	0
Reclassifications	9,202,000	780,000
Disposals	574,000	1,824,000
Accumulated Amortization | Other
Detailed information on intangible assets
Intangible assets other than goodwill	304,694,000	274,535,000	€ 274,535,000	€ 281,030,000
Reconciliation of intangible assets other than goodwill
Foreign currency translation	8,003,000	(24,193,000)
Changes in consolidation group	(6,375,000)	58,000
Additions	25,753,000	28,346,000
Impairment loss	580,000	0
Reclassifications	6,064,000	(5,640,000)
Disposals	3,866,000	€ 5,066,000
Hyperinflation Intangible Carrying Amount [Member] | Intangible assets
Detailed information on intangible assets
Intangible assets other than goodwill	693,000
Hyperinflation Intangible Carrying Amount [Member] | Internally developed intangibles
Detailed information on intangible assets
Intangible assets other than goodwill	13,000
Hyperinflation Intangible Carrying Amount [Member] | Other
Detailed information on intangible assets
Intangible assets other than goodwill	680,000
Hyperinflation Intangible Carrying Amount [Member] | Goodwill
Detailed information on intangible assets
Intangible assets other than goodwill	18,079,000
Hyperinflation Intangible Acquisition Or Manufacturing Costs [Member] | Intangible assets
Detailed information on intangible assets
Intangible assets other than goodwill	2,031,000
Hyperinflation Intangible Acquisition Or Manufacturing Costs [Member] | Internally developed intangibles
Detailed information on intangible assets
Intangible assets other than goodwill	142,000
Hyperinflation Intangible Acquisition Or Manufacturing Costs [Member] | Other
Detailed information on intangible assets
Intangible assets other than goodwill	1,889,000
Hyperinflation Intangible Acquisition Or Manufacturing Costs [Member] | Goodwill
Detailed information on intangible assets
Intangible assets other than goodwill	€ 20,197,000